Leases - Future Minimum Revenues (Table) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
LEASES [Abstract]
2019	$ 142,508
2020	98,515
2021	76,825
2022	69,867
2023	58,724
2024 and thereafter	669,615
Total minimum revenue, net of commissions	$ 1,116,054